CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 112	¥ 715	¥ 1,203	¥ 1,512
Intangible assets	3,176	20,189	643	799
Right-of-use assets	370	2,351	3,560	1,142
Trade and bills receivable	1,495	9,501	31,676	27,869
Contract assets	14,323	91,035	111,689	91,486
Deferred income tax assets	10	66	2,920	3,132
Other non-current assets	2	10
TOTAL NON-CURRENT ASSETS	19,488	123,867	151,691	125,940
CURRENT ASSETS
Inventories	155	986	838	637
Trade and bills receivable	6,533	41,526	29,771	64,385
Contract assets	2,412	15,331	14,558	11,928
Prepayments	352	2,236	384	790
Other receivables	13,562	86,201	1,920	1,962
Due from related companies			123,893	123,677
Other current assets	778	4,942	6,747	6,243
Financial assets at fair value through profit or loss			143,674
Cash and cash equivalents	9,182	58,359	56,580	59,398
TOTAL CURRENT ASSETS	32,974	209,581	378,365	269,020
TOTAL ASSETS	52,462	333,448	530,056	394,960
CURRENT LIABILITIES
Trade payables	3,321	21,118	28,621	70,906
Contract liabilities	108	690	690	690
Other payables and accruals	1,903	12,098	9,750	19,711
Income tax payable	1,456	9,254	18,612	24,161
Dividends payable	794	5,048
Interest-bearing loans and borrowings	472	3,000	3,000
Derivative financial liabilities	269	1,710
Lease liabilities	154	981	1,382	1,238
Due to related companies	898	5,710	79,459	75,306
Due to the Shareholder	2,211	14,050	7,149	7,097
TOTAL CURRENT LIABILITIES	11,586	73,659	148,663	199,109
NON-CURRENT LIABILITIES
Deferred tax liabilities	401	2,544	10,426	150
Lease liabilities	191	1,208	2,168
Interest-bearing loans and borrowings	11,643	74,000	77,000	30,000
TOTAL NON-CURRENT LIABILITIES	12,235	77,752	89,594	30,150
TOTAL LIABILITIES	23,821	151,411	238,257	229,259
EQUITY
Issued capital	70,924	450,782	419,091	340,875
Other capital reserves	113,141	719,110	787,987	763,729
Accumulated losses	(170,611)	(1,084,387)	(1,031,187)	(1,055,523)
Other comprehensive losses	(1,703)	(10,821)	(3,164)	(3,867)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	11,751	74,684	172,727	45,214
NON-CONTROLLING INTERESTS	16,890	107,353	119,072	120,487
TOTAL EQUITY	28,641	182,037	291,799	165,701
TOTAL LIABILITIES AND EQUITY	$ 52,462	¥ 333,448	¥ 530,056	¥ 394,960